Gross Unrealized Losses and Fair Value (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Total	$ 15,082,000	$ 814,000
U. S. government agencies
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months	11,406,000
Unrealized Losses Less than 12 Months	(67,000)
Fair Value, Total	11,406,000
Losses, Total	(67,000)
Mortgage-backed securities-Government sponsored entities (GSE) residential
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months	3,637,000	109,000
Unrealized Losses Less than 12 Months	(20,000)	(1,000)
Fair Value 12 Months or More	14,000
Fair Value, Total	3,651,000	109,000
Losses, Total	(20,000)	(1,000)
SBA guaranteed
Schedule of Available-for-sale Securities [Line Items]
Fair Value 12 Months or More	25,000	229,000
Unrealized Losses 12 Months or More	(1,000)	(1,000)
Fair Value, Total	25,000	229,000
Losses, Total	(1,000)	(1,000)
Temporarily Impaired Securities
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months	15,043,000	109,000
Unrealized Losses Less than 12 Months	(87,000)	(1,000)
Fair Value 12 Months or More	39,000	705,000
Unrealized Losses 12 Months or More	(1,000)	(4,000)
Fair Value, Total	15,082,000	814,000
Losses, Total	(88,000)	(5,000)
State and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair Value 12 Months or More		476,000
Unrealized Losses 12 Months or More		(3,000)
Fair Value, Total		476,000
Losses, Total		$ (3,000)